SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for Income taxes	$ 650,540	$ 581,263	$ 288,192
Accrued income tax payments related to activities in Ghana	$ 700,000	$ 800,000	$ 720,000